Stockholders' Deficiency (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Common Stock Warrants Activity

A summary of common stock warrant activity for the years ended December 31, 2021 and 2020 is presented below.

	Number of Shares	Weighted Average Exercise Price

Warrants outstanding at December 31, 2019	201,000	$7.50
Issued	-	-
Exercised	-	-
Expired	(147,000)	8.64
Warrants outstanding at December 31, 2020	54,000	8.07
Issued	-	-
Exercised	-	-
Expired	(33,333)	7.50
Warrants outstanding at December 31, 2021	20,667	$9.00